ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about assets and liabilities classified as held for sale [Abstract]
ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE	ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE
On January 12, 2024, in connection with a recently completed acquisition, our North American retail colocation data center operation agreed to the sale of one of its data centers. The data center continues to be classified as held for sale as at June 30, 2024. Refer to Note 6. Acquisition of Businesses, for further details.
The major classes of assets and liabilities of the businesses classified as held for sale are as follows:

US$ MILLIONS	June 30, 2024
Assets
Accounts receivable and other current assets	9
Property, plant and equipment	85
Intangible assets	171
Other assets	5
Total assets classified as held for sale	$270

Liabilities
Accounts payable and other liabilities	$27
Deferred income tax liability	43
Total liabilities directly associated with assets classified as held for sale	70
Net assets classified as held for sale	$200